FAIR VALUE AND RISK MANAGEMENT - Foreign exchange forward contracts (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) contract	Dec. 31, 2022 CAD ($) contract	Dec. 31, 2023 USD ($) contract	Dec. 31, 2023 EUR (€) contract	Dec. 31, 2022 USD ($) contract	Dec. 31, 2022 EUR (€) contract
Foreign exchange forward contracts
Notional amount	$ 3,074,685	$ 2,991,651
Fair value gains (losses) on financial instruments, net	$ (17,296)	$ 11,383
Foreign Exchange Collar contracts | Sell US Dollars and Receive Canadian Dollars
Foreign exchange forward contracts
Number of contracts outstanding | contract	6	12	6	6	12	12
Notional amount			$ 36.0		$ 72.0
Foreign Exchange Collar contracts | Sell Euros and Receive Canadian Dollars
Foreign exchange forward contracts
Number of contracts outstanding | contract	12	18	12	12	18	18
Notional amount | €				€ 24.0		€ 24.0
Foreign Currency Collar Contracts
Foreign exchange forward contracts
Fair value gains (losses) on financial instruments, net	$ 3,076	$ (2,426)